Alger International Small Cap Fund - Z Shareholder Fees	Jun. 23, 2025 USD ($)
Class Z Shares [Member] | Alger International Small Cap Fund - Z | Class Z
Prospectus [Line Items]
Shareholder Fee, Other	$ 0